Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

(dollars in millions, except per share amounts; shares in millions)	2015	2014	2013
Net income attributable to common shareowners:
Net income from continuing operations	$3,996	$6,066	$5,265
Net income from discontinued operations	3,612	154	456
Net income attributable to common shareowners	$7,608	$6,220	$5,721
Basic weighted average number of shares outstanding	872.7	898.3	901.0
Stock awards	10.5	13.3	14.1
Diluted weighted average number of shares outstanding	883.2	911.6	915.1
Earnings Per Share of Common Stock—Basic:
Net income from continuing operations	$4.58	$6.75	$5.84
Net income from discontinued operations	4.14	0.17	0.51
Net income attributable to common shareowners	8.72	6.92	6.35
Earnings Per Share of Common Stock—Diluted:
Net income from continuing operations	$4.53	$6.65	$5.75
Net income from discontinued operations	4.09	0.17	0.50
Net income attributable to common shareowners	8.61	6.82	6.25